CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

EXHIBIT 99.31

Seller Loan ID	Client Loan Number	Borrower Last Name	Loan Amount	State	Note Date	Occupancy	Loan Purpose	ATR/QM Status	Overall Grade	Credit Grade	Compliance Grade	Credit Exceptions	Compliance Exception	Compensating Factors
1900-111246	XXXXX	XXXXX	$XXXXX	XX	XX/XX/XXXX	Investment Property	Purchase	QM/ATR: Exempt	A	A	A	[A] DSCR is less than guideline minimum - XX/XX/XXXX - Qualifying DSCR of X.XX is less than guideline minimum requirement of XX.XX.; [A] Borrower Credit Report is Missing - XX/XX/XXXX - Missing Borrower credit report; [A] Final Loan Application is Missing - XX/XX/XXXX - Final loan application is Missing; [A] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared:;	[A] Evidence of Rate Lock Not Provided - XX/XX/XXXX - Evidence of Rate Lock Not Provided; [A] Mortgage not recorded - XX/XX/XXXX - No evidence Mortgage is recorded or sent for recording.;
1900-111579	XXXXX	XXXXX	$XXXXX	XX	XX/XX/XXXX	Investment Property	Purchase	QM/ATR: Exempt	A	A	A	[A] AUS is Missing - XX/XX/XXXX - The AUS is Missing; [A] Final Loan Application is Missing - XX/XX/XXXX - Final loan application is Missing; [A] Transmittal Summary is Missing - XX/XX/XXXX - The transmittal summary is Missing;	[A] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
1900-111653	XXXXX	XXXXX	$XXXXX	XX	XX/XX/XXXX	Investment Property	Purchase	QM/ATR: Exempt	A	A	A	[A] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[A] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
1900-111837	XXXXX	XXXXX	$XXXXX	XX	XX/XX/XXXX	Investment Property	Purchase	QM/ATR: Exempt	A	A	A	[A] Minimum Trade Line Requirement Not Met - XX/XX/XXXX - Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Missing one (1) of the two (2) required additional open/closed tradelines reported for the last 12 months (not an authorized user account).;	[A] Evidence of Rate Lock Not Provided - XX/XX/XXXX - Evidence of Rate Lock N/A; [A] Originator NMLS is Not Active - XX/XX/XXXX - The originator NMLS status is Not Active; [A] Final TIL is Missing - XX/XX/XXXX - The final TIL is N/A.; B Mortgage not recorded - XX/XX/XXXX - No evidence Mortgage is recorded or sent for recording.;
1900-112256	XXXXX	XXXXX	$XXXXX	XX	XX/XX/XXXX	Investment Property	Purchase	QM/ATR: Exempt	A	A	A	[A] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[A] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.